CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Feb. 29, 2016	Feb. 28, 2015
Accounts payable		$ 10,404,047	$ 4,705,492
Deferred revenue - current		280,934,750	177,639,939
Amounts due to related parties	[1]	4,277,896	22,077
Accrued expenses and other current liabilities		70,267,551	43,988,602
Income tax payable		17,187,453	6,136,813
Deferred tax liabilities - current		91,730	62,100
Deferred revenue - non-current		8,346,457	0
Deferred tax liabilities - non-current		1,304,361	226,792
Bond payable		227,827,301	226,062,006
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable		9,371,013	4,115,254
Deferred revenue - current		260,137,064	154,982,001
Amounts due to related parties		4,277,896	22,077
Accrued expenses and other current liabilities		51,183,663	30,106,008
Income tax payable		15,525,069	4,193,507
Deferred tax liabilities - current		57,230	0
Deferred revenue - non-current		8,346,457	0
Deferred tax liabilities - non-current		1,164,389	215,764
Bond payable		$ 0	$ 0
Common Class A [Member]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, shares authorized (in shares)		500,000,000	500,000,000
Common shares, shares issued (in shares)		90,309,532	88,371,876
Common shares, shares outstanding (in shares)		90,309,532	88,371,876
Common Class B [Member]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, shares authorized (in shares)		500,000,000	500,000,000
Common shares, shares issued (in shares)		71,456,000	71,456,000
Common shares, shares outstanding (in shares)		71,456,000	71,456,000

[1]	The amounts due to related parties are in connection with service provided by certain investees or advances received on behalf of certain investees.